SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Significant Accounting Policies Tables Abstract
Computations of weighted average shares outstanding

	September 30, 2018	September 30, 2017
Shares underlying options outstanding	793,850	478,500
Shares underlying warrants outstanding	70,250	24,300
Shares underlying convertible notes outstanding	1,875,000	1,312,500
	2,739,100	1,815,650

	2017	2016
Shares underlying options outstanding	478,850	478,500
Shares underlying warrants outstanding	24,300	26,300
Shares underlying convertible notes outstanding	1,312,500	1,997,063
	1,815,650	2,501,863

Revenue recognition of sales

The following table presents our net sales by product category for the three months ended September 30, 2018 and 2017:

	Three months Ended
	September 30, 2018	September 30, 2017
Sales/access fees	$18,760	$46,249
Distribution rights income	59,824	101,344
Net sales	$78,584	$147,593

The following table presents our net sales by product category for the nine months ended September 30, 2018 and 2017:

	Nine months Ended
	September 30, 2018	September 30, 2017
Sales/access fees	$122,460	$113,500
Distribution rights income	202,522	378,864
Net sales	$324,982	$492,364

Changes in deferred revenue
Balance as of December 31, 2017:
Short term	$237,347
Long term	401,346
Total as of December 31, 2017	638,693
Cash payments received	25,000
Net sales recognized	(202,522)
Balance as of September 30, 2018	461,171
Less short term	215,236
Long term	$245,935